GOODWILL AND OTHER INTANGIBLES (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Amortized intangible assets - core deposits [Abstract]
Gross Carrying Amount					$ 11,916	$ 6,118
Accumulated Amortization					5,501	4,532
Unamortized intangible assets - goodwill [Abstract]
Gross Carrying Amount		$ 0	$ 0		28,300	$ 0
Increases in gross carrying amount of core deposit intangibles		5,800
Increases (decrease) in goodwill	$ (700)	$ 28,300
Expected residual value of core deposit intangible asset					0
Expected amortization period of core deposit intangible asset		10 years
Weighted average amortization period of core deposit intangible asset		5 years 2 months 12 days
Intangible amortization expense		$ 1,000	300	$ 300
Summary of estimated core deposit intangible amortization [Abstract]
2019					1,089
2020					1,020
2021					970
2022					785
2023					547
2024 and thereafter					2,004
Total					$ 6,415
Goodwill [Roll Forward]
Balance at beginning of year		0
Acquired during the year		28,300
Balance at end of the period		$ 28,300	$ 0